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LATHAM & WATKINS LLP                    633 West Fifth Street, Suite 4000
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                                                      Washington, D.C.

April 8, 2005

VIA EDGAR AND HAND DELIVERY

Mark P. Shuman, Esq.
Branch Chief - Legal
Securities and Exchange Commission
Division of Corporate Finance
450 Fifth Street, N.W.
Washington, D.C. 20549

      RE:   LOUDEYE CORP. (THE "COMPANY")
            PRELIMINARY PROXY STATEMENT ON SCHEDULE 14A
            FILED MARCH 31, 2005
            FILE NO. 0-29583

Dear Mr. Shuman:

      We are writing to respond to comments contained in the letter dated April 6, 2005 (the "Comment Letter") from the staff of the Securities and Exchange Commission (the "Staff") concerning the above-referenced preliminary proxy statement.

      Concurrently herewith we are filing a revised preliminary proxy statement addressing each of the Staff's comments as described below and updating certain other information in the proxy statement. Each of the Staff's comments is set forth below immediately prior to the corresponding response.

PROPOSAL 2 - APPROVAL ... TO EFFECT ONE OF THE REVERSE STOCK SPLITS ... PAGE 23

      1. You indicate in the first sentence of this section that your board of directors has approved and recommended, and is submitting to your stockholders for their approval, an amendment to your certificate of incorporation to provide the board with the option to effect a reverse stock split at a ratio to be subsequently determined by your board. It is unclear from your disclosure whether you the board of directors has adopted a resolution properly setting forth a proposed amendment, as required by 8 Delaware Code Section 242(b). If your board of directors has done so, clarify this disclosure accordingly.
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April 8, 2005
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LATHAM & WATKINS LLP

            RESPONSE: In response to the Staff's comment, the Company has clarified its disclosure on page 23 of the Proxy Statement to make clear that the board of directors has adopted a resolution properly setting forth the proposed amendment relating to the reverse stock split.

PROPOSAL 3 - APPROVAL OF THE 2005 INCENTIVE AWARD PLAN, PAGE 27

      2. We note your disclosure on page 14 that, subject to stockholder approval of your 2005 Incentive Award Plan, you have agreed to issue Mr. Brochu either an additional option to purchase 1.5 million shares of common stock or a restricted stock grant with equivalent economic value. In addition, your disclosure on pages 14 and 15 indicate that, subject to stockholder approval of your 2005 Incentive Award Plan, you have agreed to issue Messrs. Stevens and Madden restricted stock awards of your common stock. However, your disclosure in the fourth whole paragraph on page 28 indicates that "[n]o determination has been made as to the types or amounts of awards that will be granted to specific individuals pursuant to the 2005 Plan." Correct this inconsistency and provide the disclosure regarding these grants required by Item 10 of Schedule 14A. Include in such discussion greater detail regarding the potential grant to Mr. Brochu. Specifically, who will determine whether Mr. Brochu receives an option or restricted stock grant? How will you calculate the equivalent economic value of the restricted stock? What is the market value of the grants to be made to each of these officers? Provide similar disclosure in the summary of each of these officers' employment agreements found on page 14.

            RESPONSE: In response to the Staff's comment, the Company has corrected the inconsistency noted by the Staff on page 29 of the Proxy Statement, has provided the disclosure relating to the grants required by Item 10 of Schedule 14A on page 32 of the Proxy Statement under the heading "New Plan Benefits" and has provided similar disclosure in the summary of each officer's employment agreement on pages 14 and 15 of the Proxy Statement. At the time that Mr. Brochu entered into his employment agreement, the Company had not determined whether to make grants of stock options or of restricted stock to its executive officers (subject to approval of the 2005 Plan in the case of restricted stock grants) in connection with their equity compensation packages. Since that time, following consultation with compensation specialists from Mellon's Executive Compensation Practice, the compensation committee of the board of directors determined to make awards of restricted stock to Mr. Madden and Mr. Stevens (subject to approval of the 2005 Plan) in connection with the execution of employment agreements with each of those individuals in February 2005. Mr. Brochu's employment agreement provides that if the compensation committee elects to make an award of restricted stock to Mr. Brochu (in lieu of granting him 1,500,000 options), such award will have substantially equivalent value to an award of 1,500,000 options but that such award shall in any event be comprised of not less than 750,000 shares of restricted stock. In light of the Staff's comment and to remove the uncertainty regarding the nature of Mr. Brochu's future equity incentive compensation, the compensation committee has determined, subject to stockholder approval of the 2005 Plan, to grant Mr. Brochu a restricted stock award for 750,000 shares of common stock. In the event the 2005 Plan is not approved by stockholders, the Company would grant Mr. Brochu 1,500,000 options under the
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April 8, 2005
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LATHAM & WATKINS LLP

Company's existing stock option plan in accordance with the terms of Mr. Brochu's employment agreement. The Proxy Statement has been revised on page 14 to reflect this clarification.

      3. You indicate on page 29 that in the event of a stock split the Compensation Committee may make proportionate adjustments to the aggregate number of, and types of, shares subject to the 2005 Plan. In light of your reverse stock split proposal, does your board of directors currently contemplate a pro rata reduction in the 10 million shares of common stock to be made available for grant pursuant to the 2005 Plan? In any event, supplement your disclosure in this section to clarify what effect, if any, the reverse stock split will have, in the event it is approved by the stockholders and effectuated by your board, on the number of shares of stock available for grant under the 2005 Plan.

            RESPONSE: The disclosure on page 29 of the Proxy Statement has been revised to reflect that the compensation committee will reduce the aggregate number of shares subject to the 2005 Plan proportionately with the corresponding reduction of shares outstanding common stock that will result from a reverse stock split if a reverse stock split is implemented.

PROPOSAL 4 - APPROVAL ... TO INCREASE AUTHORIZED COMMON STOCK .... PAGE 32

      4. You discuss the purpose of your amendment, to facilitate the reservation of shares under your stock compensation plans and to provide you with the flexibility to issue shares of Common Stock for "proper corporate purposes," in the context of having approximately 145 million shares of common stock outstanding and reserved for issuance (assuming Proposal 3 is approved) and 105 million shares of common stock authorized, unreserved and available for issuance. However, in the event that shareholders approve the reverse stock split and the board subsequently effects such split at an exchange ratio of one-for-ten, it is possible that you may have only 23.5 million shares outstanding and reserved for issuance (assuming Proposal 3 is approved without a pro rata reduction in the number of shares available under the 2005 Plan) and over 225 million shares authorized. Discuss in this section the fact that, in the event Proposal 2 is approved along with Proposals 3 and 4, and the board subsequently effectuates a reverse stock split at the exchange ratio of one-for-ten, you would have an amount of authorized stock equal to ten times the amount of total stock outstanding and reserved for issuance. Further, discuss whether the board contemplated this scenario and why such an amount of authorized common stock is necessary to accomplish the corporate purposes cited in this proposal. We note that based on the current disclosure, it appears that the board has concluded that Loudeye would have sufficient flexibility to accomplish the cited corporate purposes in the event only Proposals 3 and 4 are approved, which would yield an amount of authorized stock equal to less than one times the amount of total stock outstanding and reserved for issuance.

            RESPONSE: In response to the Staff's comment and based further consideration of this matter, the Company's board of directors has determined to withdraw the amendment
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April 8, 2005
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LATHAM & WATKINS LLP

originally included in the preliminary Proxy Statement and to replace it with an amendment that would reduce the number of authorized shares of the Company's common stock proportionately with the reduction in outstanding common stock that would result from a reverse stock split. Pages 23-26 and Annex A of the Proxy Statement have been revised accordingly.

                                  * * * * * * *

            As previously requested by the Staff, the Company confirms the following:

      - The Company is responsible for the adequacy and accuracy of the disclosure in its filings with the Commission;

      - Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

      - The Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

            We are filing this letter via EDGAR and arranging to have courtesy copies of this letter and the revised preliminary proxy statement marked to show changes from the previously filed preliminary proxy statement delivered to you and Perry Hindin. If you have any questions or comments regarding our response to the Comment Letter, please do not hesitate to contact me at (213) 891-8746.

                                        Very truly yours,

                                        /s/ W. Alex Voxman

                                        W. Alex Voxman
                                        of LATHAM & WATKINS LLP

Enclosure

cc:   Perry Hindin, Esq.
      Eric S. Carnell, Esq.